Capital Stock and Changes in Capital Accounts, textuals 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2005	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized	2,800,000				5,000,000
Stock Incentive Plan, Expiration Date	10 years
Restricted common stock granted in period		616,055	519,926	364,200
[RestrictedStockMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock granted in period		616,055
Restricted common stock, Compensation Cost		7,787
Restricted common stock, Award Vesting Period		3 years
Compensation Expense		8,087	6,151	3,944
Restricted stock, Nonvested Awards, Total Compensation Cost Not yet Recognized		13,212	13,512
Total Compensation Cost Not yet Recognized, Period for Recognition		1.04